Debt (Details Textual) - USD ($)											1 Months Ended							3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2016	Jul. 13, 2016	May 12, 2016	Mar. 07, 2016	Jan. 22, 2016	Jan. 06, 2016	Nov. 05, 2015	Jul. 08, 2015	May 26, 2015	Apr. 30, 2015	Jan. 25, 2016	Oct. 19, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 19, 2014	Jul. 31, 2014	Feb. 26, 2014	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 01, 2015	Jun. 29, 2015	Apr. 17, 2015	Apr. 15, 2015
Debt (Textual)
Notes payable to related parties																				$ 670,848					$ 670,848	$ 150,000
Warrants exercisable price per share														$ 0.50
Additional warrant expense																							1,277,699
Proceeds from convertible notes																							1,199,500	$ 1,657,500	2,106,405	800,000
Convertible notes payable																					$ 757,595			757,595
Fair value of warrants issued																									1,423,303	688,614
Fair value of beneficial conversion feature																							2,056,493	1,079,117
Conversion of debt instrument, value																									$ 1,634,928
Conversion of debt instrument, shares																									3,323,230
Convertible debt																		1,554,733		1,123,818			1,554,733		$ 1,123,818	673,389
Beneficial conversion feature and warrants issued with debt																									1,655,369
Advances from related party																							1,375,000	300,000	625,000	150,000
Repayments to related party																							150,000
Outstanding debt																		184,411		150,000			184,411		150,000	100,000
Amortization of debt discounts																							2,225,077	765,006	1,292,525	4,304
Unamortized discount net																				113,253					113,253
Interest paid related parties																							11,435		11,984
Warrants issued for services																									4,615,154
Accounts payable- related party																		1,420		62,469			1,420		62,469	48,064
Advances From Related Party																		350,000		110,000			350,000		110,000	428,150
Loss on extinguishment of debt																							(3,756,985)	(150,000)	(150,000)
Derivative liability value																		8,990,943		12,796,146			8,990,943		12,796,146	847,791
Reclassification of conversion options as derivative liabilities																								5,743,021	5,743,021
Interest expense of warrants related to conversion of debt																							1,090,759	$ 458,743	494,730
Mr. Seligsohn [Member]
Debt (Textual)
Fair value of warrants issued with debt																		1,420		62,469			1,420		62,469
Warrant [Member]
Debt (Textual)
Minimum interest rate												8.00%
Warrants issued for conversion of notes													530,000								377,500
Warrants exercisable price per share									$ 0.50			$ 2.50	$ 0.50	$ 2.50							$ 0.50			$ 0.50				$ 1.00		$ 0.50	$ 0.50
Term of warrants									5 years				5 years	5 years							5 years
Proceeds from convertible notes																				486,549
Convertible notes payable																				204,020	$ 377,500			$ 377,500	204,020
Fair value of warrants issued																							$ 1,195,985		463,575
Conversion of debt instrument, value													$ 530,000	$ 700,000							$ 377,500				$ 675,000
Conversion of debt instrument, shares												75,288									377,500				1,350,000
Loss on derivative																									$ 4,892,969
Fair value of convertible feature																				3,132,526					3,132,526
Notes payable																				675,000					675,000
Warrant [Member] | Maximum [Member]
Debt (Textual)
Warrants exercisable price per share																										$ 17.50
Warrant [Member] | Minimum [Member]
Debt (Textual)
Warrants exercisable price per share																										$ 12.00
Warrant [Member] | Mr. Seligsohn [Member]
Debt (Textual)
Term of warrants							10 years
Common Stock [Member]
Debt (Textual)
Warrants exercisable price per share												$ 0.50
Fair value of beneficial conversion feature
Conversion of debt instrument, value												$ 37,644
Conversion of debt instrument, shares												37,644
Beneficial conversion feature and warrants issued with debt
Warrants issued for services
Loss on extinguishment of debt																						$ 549,638
Stock option [Member]
Debt (Textual)
Fair value of convertible feature																				2,610,495					$ 2,610,495
Notes Payable [Member]
Debt (Textual)
Warrants issued for conversion of notes																							600,000		100,000
Fair value of warrants issued																							$ 235,188		$ 45,243
Debt instrument description																									0.50
Term of note																									120 days
Outstanding debt																				50,000					$ 50,000
Amortization of debt discounts																		$ 19,599					$ 19,599		45,243
Unsecured note interest																		10.00%					10.00%
Strike price/Shares																		$ 0.50					$ 0.50
Prommisory notes issued																							$ 300,000		50,000
Outstanding balance of notes payable																									150,000	$ 100,000
Notes payable																		$ 400,000		$ 150,000			$ 400,000		$ 150,000
Notes Payable [Member] | Mr. Seligsohn [Member]
Debt (Textual)
Minimum interest rate																		0.50%		0.50%			0.50%		0.50%
Outstanding debt																				$ 100,000					$ 100,000
Notes payable																		$ 100,000					$ 100,000
Notes Payable - Related Party [Member]
Debt (Textual)
Notes payable to related parties																				670,848					$ 670,848	150,000
Minimum interest rate										4.00%							4.00%
Warrants issued for conversion of notes																									1,250,000
Debt discount																									$ 996,178
Fair value of warrants issued																									418,332
Debt instrument description																	Under the terms of this agreement, the note was to be repaid within 6 months of funding.
Principal amount of debt																				625,000					625,000
Accrued interest																	$ 509
Advances from related party																	150,000
Outstanding debt																	$ 150,000			625,000					625,000
Unamortized discount																							$ 0		104,152
Unamortized discount net																				$ 104,152					104,152	0
Convertible notes payable maturity date										Feb. 26, 2016							Feb. 26, 2016
Debt instrument, accrued interest																									509	22,784
Interest due to be repaid																									$ 314,180
Strike price/Shares																		$ 0.50		$ 0.50			$ 0.50		$ 0.50
Prommisory notes issued						$ 1,375,000																			$ 625,000
Outstanding balance of notes payable																									670,848	150,000
Net of unamortized discounts																				$ 104,152					$ 104,152	0
Warrants issued to purchase common stock																									2,750,000
Notes payable to related parties																		$ 0		670,848			$ 0		$ 670,848
Notes Payable - Related Party [Member] | Maximum [Member]
Debt (Textual)
Term of note																									150 days
Notes Payable - Related Party [Member] | Minimum [Member]
Debt (Textual)
Term of note																									120 days
Notes Payable - Related Party [Member] | Note Conversion Agreement [Member]
Debt (Textual)
Warrants issued for conversion of notes											4,320,000
Warrants exercisable price per share											$ 0.50
Term of warrants											10 years
Fair value of warrants issued					$ 2,236,921
Fair value of beneficial conversion feature					1,100,735						$ 899,265
Conversion of debt instrument, value											$ 160,000
Conversion of debt instrument, shares											320,000
Principal amount of debt					2,000,000
Unamortized discount net					926,382
Loss on extinguishment of debt					3,163,303
Warrants issued to purchase common stock											4,320,000
Issuance of private placement					$ 2,000,000
Advances - Related Party [Member] | Mr. Seligsohn [Member]
Debt (Textual)
Notes payable to related parties																		350,000		110,000			350,000		$ 110,000
Advances from related party																		0					510,000
Repayments to related party																		150,000					270,000
Advance from related party																				212,350					212,350	721,150
Interest paid related parties																									7,989
Advance repaid																									530,500	293,000
Advances From Related Party																				110,000					110,000	428,150
Convertible Notes Payable [Member]
Debt (Textual)
Notes payable to related parties																		$ 2,000,000					$ 2,000,000
Minimum interest rate		8.00%	8.00%	8.00%				8.00%					8.00%	8.00%	8.00%			8.00%				8.00%	8.00%
Warrants issued for conversion of notes	500,000	500,000		80,000				914,049					530,000	466,667	200,000						377,500	375,000	244,500
Debt discount		$ 278,386		$ 38,205																		$ 158,423	$ 102,835
Warrants exercisable price per share		$ 0.50	$ 0.50	$ 0.50				$ 0.50					$ 0.50	$ 2.50	$ 2.50			$ 0.50				$ 0.50	$ 0.50
Term of warrants		1 year	5 years	5 years				5 years								5 years					5 years	5 years	5 years
Fair value of the conversion options				$ 22,290
Additional warrant expense		$ 98,381	$ 12,415	19,505																		$ 100,449	$ 62,992		186,605
Proceeds from convertible notes				80,000																		$ 375,000	$ 244,500
Convertible notes payable				$ 80,000									$ 350,000							$ 1,123,818					1,123,818	673,389
Conversion of units, shares				160,000
Maturity date, description				One year																		One year	One year
Fair value of warrants issued with debt				80,000
Fair value of warrants issued	$ 117,377	$ 161,010												$ 206,620	$ 96,771							$ 375,000	$ 244,500		80,643
Debt instrument description		The convertible note has a principal amount of $500,000, includes the issuance of 500,000 additional warrants, interest of 8% per annum, a maturity date of one year and is convertible into 1,000,000 units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $0.50 per share, subject to certain anti-dilution provisions.												These notes were modified on June 29, 2015 to change the conversion price and exercise price to $0.50 per share.	These notes were modified on June 29, 2015 to change the conversion price and exercise price to $0.50 per share.
Fair value of beneficial conversion feature		$ 123,233											5,106	$ 87,563	$ 59,546	$ 6,743
Conversion of debt instrument, value		$ 500,000						$ 914,049					$ 530,000	700,000	$ 300,000						$ 377,500
Conversion of debt instrument, shares		1,000,000						1,728,098					1,060,000		300,000	700,000					755,000	750,000	489,000
Convertible debt		$ 500,000						$ 594,498										$ 244,500				$ 375,000	$ 244,500
Additonal issuance of warrants		500,000
Beneficial conversion feature and warrants issued with debt			$ 37,584																			$ 116,129	78,673
Principal amount of debt								914,049							$ 300,000
Accrued interest													$ 50,000
Common shares issued for conversion																				408,040
Advances from related party																$ 500,000
Term of note			1 year
Amortization of debt discounts								$ 594,498					$ 85,749	$ 225,426	$ 130,915						$ 377,500				933,103	4,304
Unamortized discount net																				$ 385,303					385,303	0
Convertible notes payable maturity date								Jun. 30, 2016					Jun. 30, 2016	Mar. 31, 2016	Dec. 19, 2015	Jul. 21, 2015
Warrants purchase price															$ 1
Unsecured note conversion price			$ 0.50													$ 1.25
Warrants exercisable term															5 years
Interest due to be repaid																$ 16,500
Increase in interest amount																25,000
Loss on extinguishment of debt			$ 44,044													150,000
Reclassification of conversion options as derivative liabilities								$ 172,869
Fair value of warrants issued			50,000
Fair value of warrants issued with debt													$ 80,643	$ 137,863	$ 71,369	106,510
Convertible Notes Payable [Member] | Short Term Note Agreements [Member]
Debt (Textual)
Principal amount of debt																$ 250,000
Convertible Notes Payable [Member] | Warrant [Member]
Debt (Textual)
Common shares issued for conversion																					25,190
Common stock issued to warrants purchase, shares																					3,323,230
Convertible Notes Payable [Member] | Common Stock [Member]
Debt (Textual)
Common shares issued for conversion																					3,323,230
Common stock issued to warrants purchase, shares																					3,323,230
Warrants to purchase common stock
Debt (Textual)
Convertible notes payable																		1,339,144		1,123,818			1,339,144		1,123,818
Fair value of beneficial conversion feature																		$ 131,510	$ 3,787
Conversion of debt instrument, shares																		1,072,390	61,578
Principal amount of debt																		$ 496,477	$ 30,000				496,477
Accrued interest																		$ 39,718	$ 790				39,718				$ 494,730
Common shares issued for conversion																		1,072,390	61,578
Amortization of debt discounts																							2,030,827	626,187
Unamortized discount																							625,856		561,728
Debt instrument, accrued interest																											105,000
Short-term debt, balance due																											$ 100,000
Convertible Debt [Member]
Debt (Textual)
Fair value of the derivative liability																		$ 3,590,660					3,590,660
Recognized gain on derivative																							$ 1,820,527
Convertible Notes Payable One [Member]
Debt (Textual)
Warrants exercisable price per share																													$ 0.50
Convertible Notes Payable Two [Member]
Debt (Textual)
Principal amount of debt																					$ 1,634,928			$ 1,634,928
Accrued interest																				$ 26,687					26,687
Interest due to be repaid																					$ 12,595
Convertible Notes Payable Five [Member] | Warrant [Member]
Debt (Textual)
Common shares issued for conversion																				28,184
Convertible Notes Payable Seven [Member]
Debt (Textual)
Amortization of debt discounts																										4,304
Unamortized discount net																										$ 0
Derivative Liabilities And Convertible Notes [Member]
Debt (Textual)
Fair value of the derivative liabilities																				$ 5,411,187					5,411,187
Gain on fair value of conversion option derivative liabilities																									$ 331,834,000